Distribution Date:	04/12/23	COMM 2013-CCRE12 Mortgage Trust
Determination Date:	04/06/23
Next Distribution Date:	05/12/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE12
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25	Controlling Class	BPC AS LLC
Historical Bond / Collateral Loss Reconciliation Detail	26-27	Representative
			-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591KAA3	1.295000%	61,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591KAB1	2.904000%	98,472,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591KAD7	3.765000%	225,000,000.00	177,695,173.14	0.00	557,518.61	0.00	0.00	557,518.61	177,695,173.14	37.69%	30.00%
A-4	12591KAE5	4.046000%	355,963,000.00	355,963,000.00	0.00	1,200,188.58	0.00	0.00	1,200,188.58	355,963,000.00	37.69%	30.00%
A-SB	12591KAC9	3.623000%	96,466,000.00	7,538,032.92	1,512,297.84	22,758.58	0.00	0.00	1,535,056.42	6,025,735.08	37.69%	30.00%
A-M	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58	0.00	0.00	273,354.58	76,285,000.00	28.89%	23.63%
B	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56	0.00	0.00	314,597.56	79,277,000.00	19.73%	17.00%
C	12591KAK1	5.207556%	49,361,000.00	49,361,000.00	0.00	162,065.36	0.00	0.00	162,065.36	49,361,000.00	14.03%	12.88%
D	12624SAE9	5.207556%	64,319,000.00	64,319,000.00	0.00	0.00	0.00	0.00	0.00	64,319,000.00	6.61%	7.50%
E*	12624SAG4	5.207556%	23,932,000.00	23,932,000.00	0.00	0.00	0.00	0.00	0.00	23,932,000.00	3.85%	5.50%
F	12624SAJ8	3.016000%	16,454,000.00	16,454,000.00	0.00	0.00	0.00	0.00	0.00	16,454,000.00	1.95%	4.13%
G	12624SAL3	3.016000%	49,361,377.00	16,859,005.19	0.00	0.00	0.00	5,600.00	0.00	16,853,405.19	0.00%	0.00%
V	12624SAN9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624SAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624SAS8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,196,628,379.01	867,683,211.25	1,512,297.84	2,530,483.27	0.00	5,600.00	4,042,781.11	866,165,313.41

X-A	12591KAF2	1.216204%	913,924,000.00	617,481,206.06	0.00	625,819.42	0.00	0.00	625,819.42	615,968,908.22
X-B	12624SAA7	0.183058%	192,957,000.00	192,957,000.00	0.00	29,435.26	0.00	0.00	29,435.26	192,957,000.00
X-C	12624SAC3	1.275348%	89,747,377.00	57,245,005.19	0.00	60,839.42	0.00	0.00	60,839.42	57,239,405.19
Notional SubTotal			1,196,628,377.00	867,683,211.25	0.00	716,094.10	0.00	0.00	716,094.10	866,165,313.41

Deal Distribution Total					1,512,297.84	3,246,577.37	0.00	5,600.00	4,758,875.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591KAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591KAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591KAD7	789.75632507	0.00000000	2.47786049	0.00000000	0.00000000	0.00000000	0.00000000	2.47786049	789.75632507
A-4	12591KAE5	1,000.00000000	0.00000000	3.37166666	0.00000000	0.00000000	0.00000000	0.00000000	3.37166666	1,000.00000000
A-SB	12591KAC9	78.14186263	15.67700371	0.23592333	0.00000000	0.00000000	0.00000000	0.00000000	15.91292704	62.46485891
A-M	12591KAG0	1,000.00000000	0.00000000	3.58333329	0.00000000	0.00000000	0.00000000	0.00000000	3.58333329	1,000.00000000
B	12591KAH8	1,000.00000000	0.00000000	3.96833331	0.00000000	0.00000000	0.00000000	0.00000000	3.96833331	1,000.00000000
C	12591KAK1	1,000.00000000	0.00000000	3.28326736	1.05636231	1.05636231	0.00000000	0.00000000	3.28326736	1,000.00000000
D	12624SAE9	1,000.00000000	0.00000000	0.00000000	4.33962966	62.49430324	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12624SAG4	1,000.00000000	0.00000000	0.00000000	4.33962978	149.38899674	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12624SAJ8	1,000.00000000	0.00000000	0.00000000	2.51333354	101.45510028	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12624SAL3	341.54244097	0.00000000	0.00000000	0.85841001	155.41022022	0.00000000	0.11344902	0.00000000	341.42899194
V	12624SAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624SAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624SAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591KAF2	675.63736816	0.00000000	0.68476090	0.00000000	0.00000000	0.00000000	0.00000000	0.68476090	673.98263775
X-B	12624SAA7	1,000.00000000	0.00000000	0.15254829	0.00000000	0.00000000	0.00000000	0.00000000	0.15254829	1,000.00000000
X-C	12624SAC3	637.84599733	0.00000000	0.67789636	0.00000000	0.00000000	0.00000000	0.00000000	0.67789636	637.78359996

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/23 - 03/30/23	30	0.00	557,518.61	0.00	557,518.61	0.00	0.00	0.00	557,518.61	0.00
A-4	03/01/23 - 03/30/23	30	0.00	1,200,188.58	0.00	1,200,188.58	0.00	0.00	0.00	1,200,188.58	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	22,758.58	0.00	22,758.58	0.00	0.00	0.00	22,758.58	0.00
A-M	03/01/23 - 03/30/23	30	0.00	273,354.58	0.00	273,354.58	0.00	0.00	0.00	273,354.58	0.00
B	03/01/23 - 03/30/23	30	0.00	314,597.56	0.00	314,597.56	0.00	0.00	0.00	314,597.56	0.00
C	03/01/23 - 03/30/23	30	0.00	214,208.46	0.00	214,208.46	52,143.10	0.00	0.00	162,065.36	52,143.10
D	03/01/23 - 03/30/23	30	3,740,450.45	279,120.64	0.00	279,120.64	279,120.64	0.00	0.00	0.00	4,019,571.09
E	03/01/23 - 03/30/23	30	3,471,321.45	103,856.02	0.00	103,856.02	103,856.02	0.00	0.00	0.00	3,575,177.47
F	03/01/23 - 03/30/23	30	1,627,987.83	41,354.39	0.00	41,354.39	41,354.39	0.00	0.00	0.00	1,669,342.22
G	03/01/23 - 03/30/23	30	7,628,890.17	42,372.30	0.00	42,372.30	42,372.30	0.00	0.00	0.00	7,671,262.47
X-A	03/01/23 - 03/30/23	30	0.00	625,819.42	0.00	625,819.42	0.00	0.00	0.00	625,819.42	0.00
X-B	03/01/23 - 03/30/23	30	0.00	29,435.26	0.00	29,435.26	0.00	0.00	0.00	29,435.26	0.00
X-C	03/01/23 - 03/30/23	30	0.00	60,839.42	0.00	60,839.42	0.00	0.00	0.00	60,839.42	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			16,468,649.90	3,765,423.82	0.00	3,765,423.82	518,846.45	0.00	0.00	3,246,577.37	16,987,496.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58	0.00	0.00	273,354.58	76,285,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56	0.00	0.00	314,597.56	79,277,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591KAK1	5.207556%	49,361,000.00	49,361,000.00	0.00	162,065.36	0.00	0.00	162,065.36	49,361,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			204,923,000.03	204,923,000.00	0.00	750,017.50	0.00	0.00	750,017.50	204,923,000.00

Exchangeable Certificate Details
PEZ	12591KAJ4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	4,758,875.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,813,714.69	Master Servicing Fee	66,317.30
Interest Reductions due to Nonrecoverability Determination	(166,994.24)	Certificate Administrator Fee	2,508.02
Interest Adjustments	0.00	Trustee Fee	311.65
Deferred Interest	32,862.19	CREFC® Intellectual Property Royalty License Fee	371.01
ARD Interest	0.00	Operating Advisor Fee	2,038.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	71,546.52
Total Interest Collected	3,679,582.64

Principal		Expenses/Reimbursements
Scheduled Principal	1,517,897.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	314,121.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	47,297.29
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	5,600.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	39.69
Total Principal Collected	1,517,897.74	Total Expenses/Reimbursements	367,058.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,246,577.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,512,297.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,758,875.21
Total Funds Collected	5,197,480.38	Total Funds Distributed	5,197,480.50

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	861,696,447.44	861,696,447.44	Beginning Certificate Balance	867,683,211.25
(-) Scheduled Principal Collections	1,517,897.74	1,517,897.74	(-) Principal Distributions	1,512,297.84
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	5,600.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	5,600.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.10	0.10	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	860,178,549.60	860,178,549.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	865,053,376.64	865,053,376.64	Ending Certificate Balance	866,165,313.41
Ending Actual Collateral Balance	863,828,455.61	863,828,455.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	5,986,763.81
Beginning Cumulative Advances	395,776.99	5,986,763.81	UC / (OC) Change	0.00
Current Period Advances	5,600.00	0.00	Ending UC / (OC)	5,986,763.81
Ending Cumulative Advances	401,376.99	5,986,763.81	Net WAC Rate	5.21%
			UC / (OC) Interest	25,980.34
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	280,634,733.44	32.63%	4	5.2194	NAP	Defeased	22	280,634,733.44	32.63%	4	5.2194	NAP
9,999,999 or Less	14	75,570,684.44	8.79%	6	5.3569	1.610282	1.39 or less	14	474,588,502.41	55.17%	6	5.0764	0.883230
10,000,000 to 24,999,999	4	58,884,223.25	6.85%	6	5.4200	1.271583	1.40 to 1.44	1	2,500,051.99	0.29%	5	5.0800	1.441600
25,000,000 to 39,999,999	2	73,110,351.73	8.50%	6	5.2458	0.801863	1.45 to 1.54	1	47,439,038.77	5.52%	7	5.0780	1.457500
40,000,000 to 59,999,999	2	102,110,475.64	11.87%	5	4.4473	1.372423	1.55 to 1.64	1	6,054,717.61	0.70%	6	5.0475	1.580300
60,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	1	3,590,510.06	0.42%	7	5.5690	1.671000
70,000,000 or Greater	2	269,868,081.10	31.37%	6	5.1682	0.839412	1.75 to 1.84	1	7,249,278.30	0.84%	5	5.2470	1.841300
Totals	46	860,178,549.60	100.00%	5	5.1397	1.196088	1.85 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
							2.00 or greater	5	38,121,717.02	4.43%	6	5.3760	2.650110
							Totals	46	860,178,549.60	100.00%	5	5.1397	1.196088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	74	280,634,733.44	32.63%	4	5.2194	NAP
							Defeased	74	280,634,733.44	32.63%	4	5.2194	NAP
Alabama	1	3,260,264.85	0.38%	6	5.1400	3.391100
							Lodging	3	31,277,742.38	3.64%	7	5.3641	2.115675
California	1	6,054,717.61	0.70%	6	5.0475	1.580300
							Mixed Use	3	58,230,617.16	6.77%	7	5.1399	1.480618
Georgia	3	63,753,728.22	7.41%	3	4.1351	1.483516
							Multi-Family	3	14,046,801.54	1.63%	5	5.6137	1.891664
Illinois	2	149,090,080.15	17.33%	7	5.0762	0.478537
							Office	5	209,421,513.30	24.35%	6	5.1703	0.565344
Kansas	1	7,309,388.26	0.85%	6	5.2280	2.432800
							Retail	10	266,567,141.78	30.99%	5	4.9805	1.217337
Louisiana	2	22,135,145.43	2.57%	6	5.2238	1.306999
							Totals	98	860,178,549.60	100.00%	5	5.1397	1.196088
Maryland	1	2,500,051.99	0.29%	5	5.0800	1.441600

Nevada	1	135,216,490.70	15.72%	5	5.2500	1.178700

New Hampshire	2	85,057,298.29	9.89%	7	5.0612	1.217923

New York	2	23,879,674.37	2.78%	7	5.3719	1.935280

North Carolina	1	3,449,140.41	0.40%	6	5.3050	3.387500

Pennsylvania	2	12,888,525.45	1.50%	6	5.4268	0.891434

Texas	2	15,025,581.85	1.75%	5	5.5206	0.784515

Washington, DC	1	35,492,092.21	4.13%	4	5.4640	0.681100

West Virginia	1	10,948,724.16	1.27%	6	6.2400	1.112300

Wisconsin	1	3,482,912.21	0.40%	5	5.7245	1.290400

Totals	98	860,178,549.60	100.00%	5	5.1397	1.196088

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	280,634,733.44	32.63%	4	5.2194	NAP	Defeased	22	280,634,733.44	32.63%	4	5.2194	NAP
	4.0000% or less	1	54,671,436.87	6.36%	3	3.9000	1.298600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.9999%	1	14,438,489.75	1.68%	6	4.9850	0.290500	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	10	266,236,988.99	30.95%	7	5.0940	0.920150	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	12	244,196,900.55	28.39%	5	5.3847	1.235443	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	860,178,549.60	100.00%	5	5.1397	1.196088	49 months or greater	24	579,543,816.16	67.37%	6	5.1011	1.073016
								Totals	46	860,178,549.60	100.00%	5	5.1397	1.196088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	280,634,733.44	32.63%	4	5.2194	NAP	Defeased	22	280,634,733.44	32.63%	4	5.2194	NAP
	60 months or less	24	579,543,816.16	67.37%	6	5.1011	1.073016	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	24	579,543,816.16	67.37%	6	5.1011	1.073016
	Totals	46	860,178,549.60	100.00%	5	5.1397	1.196088	Totals	46	860,178,549.60	100.00%	5	5.1397	1.196088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	280,634,733.44	32.63%	4	5.2194	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	549,983,949.79	63.94%	6	5.0670	1.030504
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	29,559,866.37	3.44%	7	5.7369	1.863990
	Totals	46	860,178,549.60	100.00%	5	5.1397	1.196088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100156	OF	Chicago	IL	Actual/360	5.086%	590,695.80	222,438.96	0.00	N/A	11/06/23	--	134,874,029.40	134,651,590.40	06/06/22
2	300981002	RT	Las Vegas	NV	Actual/360	5.250%	612,143.63	188,551.74	0.00	N/A	09/06/23	--	135,405,042.50	135,216,490.70	04/06/23
3	300981003	OF	Berwyn	PA	Actual/360	5.110%	268,249.28	101,374.72	0.00	N/A	06/06/23	--	60,961,897.79	60,860,523.07	04/06/23
4	300981004	RT	Savannah	GA	Actual/360	3.900%	183,937.60	99,063.32	0.00	N/A	07/01/23	--	54,770,500.19	54,671,436.87	04/01/23
5	300981005	MU	Salem	NH	Actual/360	5.078%	207,807.91	84,655.41	0.00	N/A	11/06/23	--	47,523,694.18	47,439,038.77	04/06/23
6	300981006	SS	Various	Various	Actual/360	5.125%	184,942.29	87,295.04	0.00	10/06/23	10/06/33	10/06/23	41,908,307.89	41,821,012.85	04/06/23
7	300981007	RT	Nashua	NH	Actual/360	5.040%	163,606.39	79,064.62	0.00	N/A	11/06/23	--	37,697,324.14	37,618,259.52	04/06/23
8	300981008	OF	Washington	DC	Actual/360	5.464%	0.00	0.00	0.00	N/A	08/06/23	--	35,492,092.21	35,492,092.21	11/06/21
10	300981010	MF	Liverpool	NY	Actual/360	5.430%	112,707.39	47,863.01	0.00	N/A	10/06/23	--	24,104,236.82	24,056,373.81	04/06/23
12	300981012	MF	Rincon	GA	Actual/360	5.223%	103,065.07	40,065.36	0.00	N/A	07/06/23	--	22,917,849.81	22,877,784.45	04/06/23
15	300981015	LO	New York	NY	Actual/360	5.441%	87,370.98	36,729.44	0.00	N/A	11/06/23	--	18,647,871.65	18,611,142.21	09/06/21
16	300981016	MF	Houston	TX	Actual/360	5.050%	78,606.55	30,179.58	0.00	N/A	07/06/23	--	18,076,243.69	18,046,064.11	04/06/23
17	300981017	OF	New Orleans	LA	Actual/360	5.213%	66,953.41	30,650.88	0.00	N/A	10/06/23	--	14,916,518.01	14,885,867.13	04/06/23
19	300981019	RT	Frisco	TX	Actual/360	5.473%	68,651.42	28,722.50	0.00	N/A	07/06/23	--	14,565,493.84	14,536,771.34	04/06/23
20	656100149	OF	Chicago	IL	Actual/360	4.985%	62,092.26	26,332.11	0.00	N/A	10/06/23	--	14,464,821.86	14,438,489.75	08/06/22
22	300981022	MF	Lancaster	PA	Actual/360	5.013%	58,812.46	22,900.59	0.00	N/A	07/06/23	--	13,625,604.81	13,602,704.22	04/06/23
23	300981023	RT	Elkview	WV	Actual/360	6.240%	58,831.14	0.00	0.00	N/A	10/06/23	09/24/30	10,948,724.16	10,948,724.16	03/06/23
24	300981024	SS	Saint Thomas	VI	Actual/360	5.033%	36,417.73	47,628.34	0.00	N/A	09/06/23	--	8,402,853.28	8,355,224.94	04/06/23
25	300981025	OF	Kennesaw	GA	Actual/360	4.981%	45,274.70	22,482.56	0.00	N/A	10/06/23	08/06/23	10,556,585.23	10,534,102.67	04/06/23
26	300981026	OF	Irving	TX	Actual/360	5.470%	46,968.93	18,110.51	0.00	N/A	10/06/23	--	9,971,584.32	9,953,473.81	04/06/23
27	300981027	MH	Orion	MI	Actual/360	5.505%	46,206.86	19,124.96	0.00	N/A	07/06/23	--	9,747,426.19	9,728,301.23	04/06/23
28	656100151	MF	Boise	ID	Actual/360	5.230%	43,427.98	18,225.07	0.00	N/A	10/06/23	--	9,642,923.58	9,624,698.51	04/06/23
29	300981029	MF	East Lansing	MI	Actual/360	5.400%	38,311.27	16,437.98	0.00	N/A	10/06/23	--	8,238,982.96	8,222,544.98	04/06/23
31	300981031	LO	Dodge City	KS	Actual/360	5.228%	33,013.16	23,792.14	0.00	N/A	10/06/23	--	7,333,180.40	7,309,388.26	04/06/23
33	300981033	RT	San Diego	CA	Actual/360	5.048%	26,467.93	34,820.96	0.00	N/A	10/06/23	--	6,089,538.57	6,054,717.61	04/06/23
34	300981034	MU	Philadelphia	PA	Actual/360	5.529%	35,919.97	12,499.54	0.00	N/A	10/06/23	--	7,543,813.08	7,531,313.54	04/06/23
35	300981035	RT	Harvey	LA	Actual/360	5.247%	32,811.57	12,729.91	0.00	N/A	09/06/23	--	7,262,008.21	7,249,278.30	04/06/23
36	300981036	IN	Kirkland	WA	Actual/360	5.497%	31,163.54	13,111.77	0.00	N/A	08/06/23	05/06/23	6,582,977.51	6,569,865.74	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
39	300981039	LO	York	PA	Actual/360	5.282%	24,447.84	17,333.24	0.00	N/A	10/06/23	--	5,374,545.15	5,357,211.91	04/06/23
40	300981040	MF	Atlanta	GA	Actual/360	5.537%	26,238.62	10,820.74	0.00	N/A	09/06/23	--	5,502,602.03	5,491,781.29	04/06/23
41	300981041	RT	Plainfield	CT	Actual/360	5.234%	23,498.02	10,677.19	0.00	N/A	10/06/23	08/06/23	5,213,608.80	5,202,931.61	04/06/23
43	300981043	MF	Midland	TX	Actual/360	5.620%	24,594.22	9,926.23	0.00	N/A	08/06/23	--	5,082,034.27	5,072,108.04	04/06/23
44	300981044	MF	Houston	TX	Actual/360	5.380%	22,466.21	9,839.71	0.00	N/A	08/06/23	--	4,849,402.94	4,839,563.23	04/06/23
45	300981045	RT	New York	NY	Actual/360	5.128%	23,297.68	7,476.26	0.00	N/A	10/06/23	--	5,276,008.42	5,268,532.16	06/06/22
46	300981046	RT	Aberdeen	NC	Actual/360	5.305%	15,788.32	6,999.69	0.00	N/A	10/06/23	--	3,456,140.10	3,449,140.41	04/06/23
46A	300981111				Actual/360	5.305%	4,421.52	1,960.27	0.00	N/A	10/06/23	--	967,892.08	965,931.81	04/06/23
50	300981050	RT	Lone Tree	CO	Actual/360	5.422%	18,788.05	7,949.93	0.00	N/A	11/06/23	--	4,024,047.34	4,016,097.41	04/06/23
51	300981051	MH	Essexville	MI	Actual/360	5.550%	19,266.39	7,852.79	0.00	N/A	08/06/23	--	4,031,329.16	4,023,476.37	04/06/23
52	407000221	RT	Decatur	GA	Actual/360	5.569%	17,271.94	11,165.95	0.00	N/A	11/06/23	--	3,601,676.01	3,590,510.06	04/06/23
54	300981054	MF	Pasadena	TX	Actual/360	5.380%	17,880.23	7,831.16	0.00	N/A	08/06/23	--	3,859,505.56	3,851,674.40	04/06/23
55	656100154	MH	McDonough	GA	Actual/360	5.380%	17,801.97	7,690.91	0.00	N/A	10/06/23	--	3,842,612.51	3,834,921.60	04/06/23
56	656100147	MU	Birmingham	AL	Actual/360	5.140%	14,477.72	10,715.25	0.00	N/A	10/06/23	--	3,270,980.10	3,260,264.85	04/06/23
58	300981058	MF	Whitewater	WI	Actual/360	5.724%	17,201.60	6,658.51	0.00	N/A	09/06/23	--	3,489,570.72	3,482,912.21	04/06/23
61	300981061	MH	Perrysburg	OH	Actual/360	5.412%	12,804.65	5,470.47	0.00	N/A	10/06/23	07/06/23	2,747,328.45	2,741,857.98	04/06/23
62	300981062	RT	Bel Air	MD	Actual/360	5.080%	10,959.49	5,292.15	0.00	N/A	09/06/23	--	2,505,344.14	2,500,051.99	04/06/23
63	300981063	RT	Gulfport	FL	Actual/360	5.513%	11,058.76	7,386.27	0.00	N/A	09/06/23	--	2,329,693.38	2,322,307.11	04/06/23
Totals							3,646,720.45	1,517,897.74	0.00				861,696,447.44	860,178,549.60
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,370,603.00	0.00	--	--	04/06/23	60,430,556.88	2,258,002.26	541,620.67	6,135,941.74	14,867,713.36	0.00
2	47,196,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	12,266,877.00	8,902,171.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,702,290.79	2,701,250.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	3,278,356.61	2,149,670.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,871,682.00	0.00	--	--	12/06/22	35,492,092.21	2,250,425.72	0.00	0.00	0.00	5,600.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,732,696.00	3,662,479.00	07/01/19	06/30/20	04/06/23	4,472,762.53	246,409.50	101,618.38	2,070,646.12	661,715.71	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,872,416.89	1,216,181.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	435,800.10	0.00	--	--	04/06/23	8,173,071.93	95,074.77	52,588.66	598,425.20	224,971.24	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,354,993.00	616,994.00	01/01/16	06/30/16	--	0.00	131,385.52	978,806.77	978,806.77	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	784,771.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,839,810.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,218,359.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	488,358.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,093,720.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	760,342.48	601,054.20	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,481,132.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	411,843.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	238,444.00	0.00	--	--	--	0.00	0.00	30,211.49	302,356.54	52,853.79	0.00
46	917,821.00	1,001,153.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	604,218.53	307,703.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,090,191.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	395,663.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	281,160.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	101,688,214.03	21,158,657.24				108,568,483.55	4,981,297.77	1,704,845.97	10,086,176.37	15,807,254.10	5,600.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/23	0	0.00	0	0.00	5	208,461,846.73	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.139713%	4.981694%	5
03/10/23	0	0.00	0	0.00	5	208,754,823.54	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	1	22,008,920.01	5.139664%	4.981668%	6
02/10/23	0	0.00	0	0.00	5	209,120,227.58	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.145804%	4.989286%	7
01/12/23	0	0.00	0	0.00	5	209,410,313.15	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.145758%	4.989262%	8
12/12/22	0	0.00	0	0.00	5	209,699,124.79	1	10,948,724.16	1	35,492,092.21	1	10,948,724.16	1	2,064,000.00	0	0.00	5.145711%	4.989238%	9
11/14/22	0	0.00	1	14,576,959.48	5	207,820,395.52	1	12,385,989.46	1	35,492,092.21	1	12,385,989.46	0	0.00	1	4,128,486.86	5.148806%	4.992036%	10
10/13/22	1	14,602,699.73	0	0.00	5	208,080,827.39	1	12,385,989.46	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.149725%	4.993253%	11
09/12/22	0	0.00	1	5,323,881.87	4	203,038,995.31	1	12,385,989.46	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.149674%	4.994701%	12
08/12/22	1	5,331,114.79	0	0.00	4	203,289,805.65	1	12,385,989.46	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.149623%	4.994673%	13
07/12/22	0	0.00	0	0.00	4	203,539,511.62	1	12,385,989.46	2	35,492,092.21	0	0.00	0	0.00	1	4,612,222.29	5.149573%	4.994644%	14
06/10/22	0	0.00	0	0.00	5	216,575,553.35	1	12,385,989.46	2	48,257,408.32	0	0.00	0	0.00	1	3,649,671.66	5.168823%	5.015115%	15
05/12/22	0	0.00	0	0.00	5	216,855,734.77	1	12,385,989.46	2	48,290,175.32	0	0.00	0	0.00	0	0.00	5.169696%	5.016232%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100156	06/06/22	9	6	541,620.67	6,135,941.74	14,892,038.01	136,944,785.00	11/02/21	13
8	300981008	11/06/21	16	6	0.00	0.00	5,600.00	35,851,542.76	07/11/18	7			03/14/19
15	300981015	09/06/21	18	6	101,618.38	2,070,646.12	954,744.52	19,313,322.16	04/01/21	2
20	656100149	08/06/22	7	6	52,588.66	598,425.20	285,476.45	14,655,859.26	07/01/22	13
23	300981023	03/06/23	0	B	978,806.77	978,806.77	3,503.50	10,948,724.16	08/02/16	3	01/24/17	01/24/17
45	300981045	06/06/22	9	6	30,211.49	302,356.54	100,789.78	5,346,243.57	09/16/22	2
Totals					1,704,845.97	10,086,176.37	16,242,152.26	223,060,476.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		603,303,187	548,104,073	19,707,022		35,492,092
7 - 12 Months		245,926,638	92,663,906	153,262,733		0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		10,948,724	0		0	10,948,724

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	860,178,550	651,716,703	0	0	172,969,755	35,492,092
Mar-23	861,696,447	652,941,624	0	0	173,262,731	35,492,092
Feb-23	888,674,144	679,553,916	0	0	173,628,135	35,492,092
Jan-23	890,226,826	680,816,513	0	0	173,918,221	35,492,092
Dec-22	891,772,694	682,073,569	0	0	174,207,033	35,492,092
Nov-22	894,868,930	672,471,575	0	14,576,959	172,328,303	35,492,092
Oct-22	900,537,239	677,853,712	14,602,700	0	172,588,735	35,492,092
Sep-22	902,191,254	693,828,377	0	5,323,882	167,546,903	35,492,092
Aug-22	903,717,054	695,096,134	5,331,115	0	167,797,713	35,492,092
Jul-22	905,236,158	701,696,646	0	0	168,047,419	35,492,092
Jun-22	919,635,524	703,059,970	0	0	168,318,145	48,257,408
May-22	924,830,087	707,974,352	0	0	168,565,559	48,290,175
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100156	134,651,590.40	136,944,785.00	195,000,000.00	12/08/22	9,084,056.00	0.49870	12/31/22	11/06/23	246
8	300981008	35,492,092.21	35,851,542.76		02/24/23	1,825,963.00	0.68110	12/31/22	08/06/23	246
15	300981015	18,611,142.21	19,313,322.16	19,200,000.00	11/22/22	3,434,532.00	2.30620	06/30/20	11/06/23	246
20	656100149	14,438,489.75	14,655,859.26	7,000,000.00	01/04/23	308,308.10	0.29050	12/31/22	10/06/23	246
23	300981023	10,948,724.16	10,948,724.16	18,200,000.00	05/20/13	566,270.00	1.11230	06/30/16	10/06/23	245
45	300981045	5,268,532.16	5,346,243.57	8,820,000.00	11/16/22	230,835.00	0.62500	12/31/22	10/06/23	246
Totals		219,410,570.89	223,060,476.91	248,220,000.00		15,449,964.10

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID Type¹		State	Date	Strategy Code²		Special Servicing Comments
1	656100156	OF	IL	11/02/21	13

Loan transferred to Special Servicer on 11-02-2021 due to Imminent Monetary Default and subsequent default for the 11-06-2021 payment. Property is a 1.45MM SF Class A, 22-story office building w/ ground floor retail located in the Chicago

CBD. The Property occupies an entire city block with frontage on four streets and lobby entrances at the north and south ends of the building on West Jackson Boulevard and West Quincy Street. The Property's layout consists of 21 office levels, a ground floor that includes grade retail and a subterranean garage with 200 parking spots. As of 12/31/2022 Property is 62% occupied. Receiver has been appointed. Lender is in discussions with Borrower about potential cooperative marketing/sale process and/or Deed -I n-Lieu.

8	300981008	OF	DC	07/11/18	7

REO Title Date:3/14/19: The Property is comprised of Class A office building in the Georgetown submarket of Washington D.C. Part of 2-building office/resi condo complex. Each floor of the subject building counts as 1 commercial condo unit.

Floors 1 -5 are commercial, the 6th is resi. Commercial owner has right to appoint 3 of 5 condo board seats. The south building owned/occupied by the Embassy of Sweden. Amenities: fitness center, 2 underground parking garages, private shuttle bus service for subject tenants to and from metro and full time concierge/security. There is a ground lease with approx. 93 yrs. remaining . As of 3/30/23, the property is approx. 82.6% occupied. Currently holding approx. $698K in excess cash for capex repairs and anticipated leasing costs. Crossed with or is companion Loan to: None. Deferred Maintenance/Repair Issues: None. Leasing Summary: None. Marketing Summary: The property is not currently being marketed for sale.

15	300981015	LO	NY	04/01/21	2

The Property is an independent limited-service 12-story boutique hotel comprised of 72 rooms and is situated on a 0.05-acre parcel. Subject property also features a 2,200 sq ft ground floor retail space and is located at 62 Madison Avenue, New

York , NY. The Property has union labor. The Property was operating as a homeless shelter for the last 3 years due to a month to month contract with the DHS to rent out 100% of the hotel. DHS left at the end of 2020 and the property is now struggling to backfill the hotel. The file transferred SS on 04-01-2021 due to Delinquent Payments. The Property remains closed. Counsel has filed the foreclosure action. Borrower has yet to provide a viable proposal. The courts denied

Borrower's motion to dismiss the foreclosure. Pending foreclosure judgment.

20	656100149	OF	IL	07/01/22	13

Loan transferred to special servicing on 7/1/22 for imminent payment default. The collateral for the loan is a 176k SF, multi-tenant, office building in Chicago's West Loop. The largest in-place tenant, moved out of the property at the end of July

2022 leaving the property ~26% occupied. Payment Default occurred 9/20/22 after warning notice. Lender filed for foreclosure and appointment of a receiver on 1/26/23 with cooperation from the borrower. Receiver posted bond and was appointed on 2/22/23. Merit Partners will be handling the office leasing, while Metro CRE will handle the retail leasing (pending court approval). Lender will continue to dual track foreclosure while negotiating a DIL with the borrower.

23	300981023	RT	WV	08/02/16	3
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

45	300981045	RT	NY	09/16/22	2

The loan transferred SS on 9/19/22 for delinquent payments. Collateral includes a single retail condo unit, at the base of 111 Mercer Street in the SoHo neighborhood of NYC. The subject is located below a residential condominium building and consists of 2,000 SF of ground floor retail space and 1,800 SF of basement level space. 100% occupied by Georgetown Cupcakes until they vacated shortly after their 4/2022 lease expiration. Lender has engaged counsel and the foreclosure complaint was filed. Lender will dual track foreclosure with workout discussions; however, Borrower has not made a proposal to date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300981002	0.00	5.25000%	0.00	5.25000%	9	08/05/20	07/31/20	--
23	300981023	0.00	6.34000%	0.00	6.34000%	9	09/29/22	09/29/22	--
31	300981031	0.00	5.22800%	0.00	5.22800%	8	09/21/21	10/06/21	12/06/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	300981013	12/10/21	21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	165,250.50	11,703,909.18	49.59%
18	300981018	01/10/20	12,196,756.89	8,800,000.00	10,832,805.65	4,210,283.29	10,832,805.65	6,622,522.36	5,574,234.53	0.00	20,595.07	5,553,639.46	31.28%
21	300981021	07/12/22	12,765,316.11	10,200,000.00	10,250,019.36	5,178,976.53	9,826,469.39	4,647,492.86	8,117,823.25	0.00	140,854.60	7,976,968.65	51.56%
38	300981038	12/12/19	6,488,855.68	4,500,000.00	5,420,085.13	2,222,347.07	4,687,477.61	2,465,130.54	4,023,725.14	0.00	158,839.22	3,864,885.92	52.51%
47	300981047	01/10/20	4,228,975.56	2,600,000.00	3,699,784.96	1,401,947.21	3,572,792.43	2,170,845.22	2,058,130.34	0.00	23,767.06	2,034,363.28	38.93%
60	300981060	01/10/20	2,845,342.23	1,600,000.00	2,844,045.35	898,527.38	2,754,457.73	1,855,930.35	989,411.88	0.00	16,543.26	972,868.62	27.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			59,552,200.29	39,050,000.00	48,697,740.45	19,327,457.39	46,247,172.86	26,919,715.47	32,632,484.82	0.00	525,849.71	32,106,635.11

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.00	0.00	(4,357.04)	0.00	4,357.04	0.00	0.00	4,357.04
13	300981013	12/12/22	0.00	0.00	11,703,909.18	0.00	0.00	(55,587.84)	0.00	0.00	11,703,909.18
		09/12/22	0.00	0.00	11,759,497.02	0.00	0.00	40.70	0.00	0.00
		08/12/22	0.00	0.00	11,759,456.32	0.00	0.00	115.50	0.00	0.00
		05/12/22	0.00	0.00	11,759,340.82	0.00	0.00	(109,818.86)	0.00	0.00
		12/10/21	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00
18	300981018	05/12/22	0.00	0.00	5,553,639.46	0.00	0.00	29.46	0.00	0.00	5,553,639.46
		08/12/21	0.00	0.00	5,553,410.00	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	5,553,170.84	0.00	0.00	190.32	0.00	0.00
		03/12/21	0.00	0.00	5,552,980.52	0.00	0.00	(17,790.78)	0.00	0.00
		01/12/21	0.00	0.00	5,570,771.30	0.00	0.00	104.22	0.00	0.00
		11/13/20	0.00	0.00	5,570,667.08	0.00	0.00	263.29	0.00	0.00
		07/10/20	0.00	0.00	5,570,403.79	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	5,570,250.22	0.00	0.00	(4,115.31)	0.00	0.00
		02/12/20	0.00	0.00	5,574,365.53	0.00	0.00	131.00	0.00	0.00
		01/10/20	0.00	0.00	5,574,234.53	0.00	0.00	5,574,234.53	0.00	0.00
21	300981021	01/12/23	0.00	0.00	7,976,928.96	0.00	0.00	210.00	0.00	0.00	7,976,928.96
		12/12/22	0.00	0.00	7,976,718.96	0.00	0.00	722.78	0.00	0.00
		11/14/22	0.00	0.00	7,975,996.18	0.00	0.00	(142,040.57)	0.00	0.00
		08/12/22	0.00	0.00	8,118,036.75	0.00	0.00	213.50	0.00	0.00
		07/12/22	0.00	0.00	8,117,823.25	0.00	0.00	8,117,823.25	0.00	0.00
38	300981038	03/11/22	0.00	0.00	3,864,885.92	0.00	0.00	(53,299.48)	0.00	0.00	3,864,885.92
		09/13/21	0.00	0.00	3,918,185.40	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	3,917,946.24	0.00	0.00	243.82	0.00	0.00
		03/12/21	0.00	0.00	3,917,702.42	0.00	0.00	(7,524.80)	0.00	0.00
		01/12/21	0.00	0.00	3,925,227.22	0.00	0.00	34.22	0.00	0.00
		12/11/20	0.00	0.00	3,925,193.00	0.00	0.00	70.00	0.00	0.00
		10/13/20	0.00	0.00	3,925,123.00	0.00	0.00	(13,750.11)	0.00	0.00
		08/12/20	0.00	0.00	3,938,873.11	0.00	0.00	288.28	0.00	0.00
		07/10/20	0.00	0.00	3,938,584.83	0.00	0.00	(80,640.31)	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
38	300981038	06/12/20	0.00	0.00	4,019,225.14	0.00	0.00	(4,725.67)	0.00	0.00
		03/12/20	0.00	0.00	4,023,950.81	0.00	0.00	186.67	0.00	0.00
		01/10/20	0.00	0.00	4,023,764.14	0.00	0.00	39.00	0.00	0.00
		12/12/19	0.00	0.00	4,023,725.14	0.00	0.00	4,023,725.14	0.00	0.00
47	300981047	05/12/22	0.00	0.00	2,034,363.28	0.00	0.00	32.02	0.00	0.00	1,958,059.80
		08/12/21	0.00	0.00	2,034,331.26	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	2,034,092.10	0.00	0.00	155.32	0.00	0.00
		03/12/21	0.00	0.00	2,033,936.78	0.00	0.00	(5,740.33)	0.00	0.00
		01/12/21	0.00	0.00	2,039,677.11	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	2,039,572.89	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	2,039,219.32	0.00	0.00	(19,079.52)	0.00	0.00
		02/12/20	0.00	0.00	2,058,298.84	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	2,058,130.34	0.00	0.00	2,058,130.34	0.00	(76,303.48)
60	300981060	02/11/22	0.00	0.00	972,868.62	0.00	0.00	(3,552.82)	0.00	0.00	953,808.30
		01/12/21	0.00	0.00	976,421.44	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	976,317.22	0.00	0.00	153.57	0.00	0.00
		06/12/20	0.00	0.00	976,163.65	0.00	0.00	(13,416.73)	0.00	0.00
		02/12/20	0.00	0.00	989,580.38	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	989,411.88	0.00	0.00	989,411.88	0.00	(19,060.32)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	32,106,595.42	(4,357.04)	0.00	32,110,952.46	0.00	(95,363.80)	32,015,588.66

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	29,035.38	0.00	0.00	259,458.60	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,640.66	0.00	0.00	0.00	0.00	166,994.24	0.00	0.00	0.00	0.00
15	0.00	0.00	4,014.47	0.00	0.00	20,494.07	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,113.95	0.00	0.00	34,169.12	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	39.69	0.00
23	0.00	(32,862.19)	2,357.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	942.81
45	0.00	0.00	1,135.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	(32,862.19)	47,297.29	0.00	0.00	314,121.79	0.00	166,994.24	0.00	0.00	39.69	942.81
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		496,533.62

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Supplemental Notes
April 2023 Disclosable Special Servicer Fees
Fee Type Fee Amount for Current Period Special Servicer Compensation (CREFC) SS Fee M300981045 $1,136 SS Fee M300981023 $2,357 SS Fee M656100149 $3,114 SS Fee
M300981015 $4,014 SS Fee M300981008 $7,641 SS Fee M656100156 $54,199 TOTAL DISCLOSABLE SPECIAL SERVICER FEES $72,461

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29